Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 19,078	$ 20,156	$ 21,433
Increase related to acquired tax positions	170,047	0	0
Increase related to prior year tax positions	204	401	0
Decrease related to prior year tax positions	(1,695)	(1,271)	0
Increase related to current year tax positions	18,613	2,931	1,588
Settlements	(844)	(369)	(347)
Lapse of statute of limitations	(3,338)	(2,770)	(2,518)
Unrecognized tax benefits at end of year	$ 202,065	$ 19,078	$ 20,156